Accrued Expenses (Tables)	6 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	September 30, 2014	March 31, 2014
Wages and taxes	$236,184	$151,290
Accrued interest	8,291	0
Consulting	0	300,000
Total accrued expenses	$244,475	$451,290